                                             SEC File Nos. 033-08865 / 811-04847
                                                           033-36962 / 811-06175

                                 MAINSTAY FUNDS

                            Mid Cap Opportunity Fund
                           Small Cap Opportunity Fund
                                  Balanced Fund

                Supplement dated October 31, 2006 ("Supplement")
              to the Prospectus dated March 1, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for the MainStay Mid Cap Opportunity Fund, MainStay Small Cap Opportunity Fund and MainStay Balanced Fund (the "Funds"), each a series of Eclipse Funds. You may obtain a copy of the Funds' Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

PORTFOLIO SECURITIES LENDING

1. Delete the first sentence from the third paragraph under the section titled "Investment Process" on page 14 for MainStay Mid Cap Opportunity Fund and replace with the following:

     As part of the Fund's investment process, the Advisor may use investment practices such as portfolio securities lending.

2. Delete the third paragraph under the section titled "Investment Process" on page 24 for MainStay Small Cap Opportunity Fund and replace with the following:

          The Fund may lend its portfolio securities and may invest in common stock, other equity securities and in equity-related securities, such as preferred stock (including convertible preferred stock), and debt securities convertible into common stock.

3. Delete the fourth paragraph under the section titled "Investment Process" on page 50 for MainStay Balanced Fund and replace with the following:

     The Fund may lend its portfolio securities and may invest:

     - up to 20% of its net assets in foreign securities, only in countries the Manager considers stable and only in securities the Manager considers to be of high quality; and

     -    in MORTGAGE-BACKED and ASSET-BACKED securities.

PORTFOLIO MANAGER CHANGES

Daniel Glickman and Victor Samoilovich, Managing Directors of New York Life Investment Management LLC, are replacing Tony Elavia and Joan Sabella as portfolio managers primarily responsible for the day-to-day management of the MainStay Mid Cap Opportunity Fund and the MainStay Small Cap Opportunity Fund effective November 1, 2006. This portfolio management change supersedes all prior supplements. The Prospectus is revised as follows:

1. In the section titled "Portfolio Managers" on page 93 of the Prospectus, the references to Tony Elavia and Joan Sabella are replaced by Daniel Glickman and Victor Samoilovich.

2. In the section titled "Portfolio Manager Biographies" on page 93 of the Prospectus, the biographies of Daniel Glickman and Victor Samoilovich are added and the biographies of Tony Elavia and Joan Sabella are revised as follows:

     TONY ELAVIA Mr. Elavia is a Senior Managing Director of NYLIM, and also is Chief Investment Officer of NYLIM Equity Investors Group. Mr. Elavia has managed the Balanced and Income Manager Funds since March 2005. With respect to the Income Manager Fund, Mr. Elavia is responsible for overall management of the Fund including the asset allocation decisions. Prior to joining NYLIM in 2004, Mr. Elavia spent five years as a Managing Director and Senior Portfolio Manager of the Large Cap Growth team of Putnam Investments in Boston, Massachusetts. Mr. Elavia holds a Ph.D. and M.A. in Economics from the University of Houston and a M.S. and B.C. from the University of Baroda in Vadodara, India.

     DANIEL GLICKMAN Mr. Glickman has managed the Mid Cap Opportunity and Small Cap Opportunity Funds since November 2006, and has been a Managing Director of NYLIM since September 2006. Prior to joining NYLIM, he had been a portfolio manager at TIAA-CREF since 2001. Prior to joining TIAA-CREF, he was a senior researcher at State Street Global Advisors. Mr. Glickman received his M.B.A. from the University of Chicago, Graduate School of Business, his M.S. from Columbia University's School of Engineering and his B.S. from Massachusetts Institute of Technology.

     JOAN M. SABELLA Ms. Sabella has managed the Balanced Fund since its inception in 1989. She is a Managing Director of NYLIM where she has worked since December 2000. Previously she was with Towneley Capital Management, Inc. from 1978 to 2000. Ms. Sabella has been a member of the Financial Planning Association since 1995 and the Association for Investment Management Research (AIMR) since 2002. She holds a B.B.A. from Baruch College, is a Certified Financial Planner, and a Chartered Retirement Planning Counselor.

     VICTOR SAMOILOVICH Mr. Samoilovich has managed the Mid Cap Opportunity and Small Cap Opportunity Funds since November 2006, and has been a Managing Director of NYLIM since September 2006. Prior to joining NYLIM, he had been a portfolio manager at TIAA-CREF since 2000. Mr. Samoilovich is a graduate of Moscow State University in Russia.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                                    MS16GF-10/06

                                             SEC File Nos. 033-08865 / 811-04847
                                                           033-36962 / 811-06175

                                 MAINSTAY FUNDS

             Supplement dated October 31, 2006 ("Supplement") to the Statement of Additional Information dated March 1, 2006
                           (as revised April 28, 2006)

     This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of Eclipse Funds and Eclipse Funds Inc. (the "Funds"). You may obtain copies of the Funds' Prospectus and SAI free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

PORTFOLIO SECURITIES LENDING

1. Delete the sub-section titled "Applicable to the Trust" under the section titled "Non-Fundamental Investment Restrictions" on page on pages 18-19 of the SAI, and replace with the following:

     APPLICABLE TO THE TRUST

     In addition to the Trust's fundamental investment restrictions, the Trustees have voluntarily adopted certain policies and restrictions, set forth below that are observed in the conduct of the affairs of the Trust's Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

     Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation. With respect to investment in illiquid securities, a Fund will consider taking measures to reduce the holdings of illiquid securities if they exceed the percentage limitation as a result of changes in the values of the securities as if liquid securities have become illiquid.

     Under these non-fundamental restrictions, each of the Trust's Funds may not:

     (1) acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or
     Section 12(d)(1)(G) of the 1940 Act;

     (2) invest in bank obligations if, at the date of investment, the bank has a capital surplus and individual profits (as of the date of their most recently published financials) in excess of $1 billion, or the equivalent in other currencies. These limitations do not prohibit investments in the securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements discussed above under "Bank Obligations";

     (3) purchase any warrant if, as a result of such purchase, 5% or more of such Fund's total assets would be invested in warrants. Included in that amount, but not to exceed 2% of the value of such Fund's total assets, may be warrants that are not listed on the New York or American Stock Exchanges;

     (4) invest in collateralized mortgage obligation residuals in excess of 5% of their net assets.

     The following non-fundamental investment restrictions also apply:

     - The MainStay Mid Cap Opportunity Fund and MainStay Small Cap Opportunity Fund may not invest in mortgage passthrough securities.

     - The MainStay Balanced Fund may invest only up to 20% of its total assets in foreign government securities of issuers in countries considered stable by the Manager and in securities of supranational entities.

2. Delete the section titled "Lending of Portfolio Securities" on page 36 of the SAI, and replace with the following:

     LENDING OF PORTFOLIO SECURITIES

     A Fund may seek to increase its income by lending portfolio securities to certain broker-dealers and institutions, to the extent permitted by the 1940 Act, as modified or interpreted by regulatory authorities having jurisdiction, from time to time, in accordance with procedures adopted by the Board. Under present regulatory policies, such loans would be required to be secured continuously by collateral in cash or U.S. government securities maintained on a current basis at an amount at least equal to 100% of the current market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The Trust and the Company, on behalf of certain of the Funds, have entered into an agency agreement with Investors Bank & Trust Company, which act as the Funds' agent in making loans of portfolio securities, and short-term money market investments of the cash collateral received, subject to the supervision and control of the Manager or Subadvisor, as the case may be.

     As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund. However, the loans would be made only to firms deemed by the Manager or Subadvisor to be creditworthy and approved by the Board, and when, in the judgment of the Manager or Subadvisor, the consideration that can be earned currently from securities loans of this type, justifies the attendant risk. If the Manager or Subadvisor, as the case may be, determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the lending Fund.

     Subject to exemptive relief granted to the Funds from certain provisions of the 1940 Act, the Funds, subject to certain conditions and limitations, are permitted to invest cash collateral and uninvested cash in one or more money market funds that are affiliated with the Funds.

PORTFOLIO MANAGER CHANGES

Daniel Glickman and Victor Samoilovich, Managing Directors of New York Life Investment Management LLC, are replacing Tony Elavia and Joan Sabella as portfolio managers primarily responsible for the day-to-day management of the MainStay Large Cap Opportunity Fund, MainStay Mid Cap Opportunity Fund and MainStay Small Cap Opportunity Fund effective November 1, 2006. This portfolio management change supersedes all prior supplements. The SAI is revised as follows:

1. Update the references to Joan Sabella and Tony Elavia in the table titled "Portfolio Managers" on page 74 of the SAI.

                                                                                   NUMBER OF ACCOUNTS AND ASSETS
                                       NUMBER OF OTHER ACCOUNTS MANAGED            FOR WHICH THE ADVISORY FEE IS
                                          AND ASSETS BY ACCOUNT TYPE                   BASED ON PERFORMANCE
                                  ------------------------------------------   ------------------------------------
                  FUNDS MANAGED    REGISTERED    OTHER POOLED                  REGISTERED   OTHER POOLED
   PORTFOLIO       BY PORTFOLIO    INVESTMENT     INVESTMENT        OTHER      INVESTMENT    INVESTMENT      OTHER
    MANAGER          MANAGER         COMPANY       VEHICLES       ACCOUNTS       COMPANY      VEHICLES     ACCOUNTS
---------------   -------------   ------------   ------------   ------------   ----------   ------------   --------
Joan M. Sabella   Balanced Fund       1 RIC            0                            0             0            0
                                  $180,052,291                    8 Accounts
                                                                $113,852,421

Tony Elavia       Balanced Fund      9 RIC             0                   0        0             0            0
                                  $973,548,411

                  Income
                  Manager Fund

2. Add references to Daniel Glickman and Victor Samoilovich in the table titled "Portfolio Managers" on page 74 of the SAI.

                                                                                     NUMBER OF ACCOUNTS AND ASSETS
                                          NUMBER OF OTHER ACCOUNTS MANAGED           FOR WHICH THE ADVISORY FEE IS
                                             AND ASSETS BY ACCOUNT TYPE                  BASED ON PERFORMANCE
                                     -----------------------------------------   ------------------------------------
                  FUNDS MANAGED       REGISTERED   OTHER POOLED                  REGISTERED   OTHER POOLED
   PORTFOLIO       BY PORTFOLIO       INVESTMENT    INVESTMENT        OTHER      INVESTMENT    INVESTMENT     OTHER
    MANAGER          MANAGER            COMPANY      VEHICLES       ACCOUNTS       COMPANY      VEHICLES     ACCOUNTS
---------------   ----------------   -----------   ------------   ------------   ----------   ------------   --------
Daniel Glickman   Large Cap             1 RIC                               10
                  Opportunity Fund   $17,197,748         0        $334,107,722        0             0            0

                  Mid Cap
                  Opportunity Fund

                  Small Cap
                  Opportunity Fund

Victor            Large Cap             1 RIC            0                  10        0             0            0
Samoilovich       Opportunity Fund   $17,197,748                  $334,107,722

                  Mid Cap
                  Opportunity Fund

                  Small Cap
                  Opportunity Fund

3. Add references to Daniel Glickman and Victor Samoilovich to the table listing portfolio manager ownership of Fund securities on page 75 of the SAI.

                            DOLLAR RANGE
PORTFOLIO MANAGER    FUND   OF OWNERSHIP
-----------------    ----   ------------
Daniel Glickman        0          0
Victor Samoilovich     0          0

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                                    MS15GD-10/06

                                             SEC File Nos. 033-08865 / 811-04847

                                 MAINSTAY FUNDS

                            Mid Cap Opportunity Fund
                                  Balanced Fund

                Supplement dated October 31, 2006 ("Supplement")
              to the Prospectus dated April 28, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for MainStay Mid Cap Opportunity Fund's and MainStay Balanced Fund's Class R3 shares (the "Funds"), each a series of Eclipse Funds. You may obtain a copy of the Funds' Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

PORTFOLIO SECURITIES LENDING

1. Delete the first sentence from the third paragraph under the section titled "Investment Process" on page 6 for MainStay Mid Cap Opportunity Fund and replace with the following:

     As part of the Fund's investment process, the Advisor may use investment practices such as portfolio securities lending.

2. Delete the fourth paragraph under the section titled "Investment Process" on page 10 for MainStay Balanced Fund and replace with the following:

     The Fund may lend its portfolio securities and may invest:

     - up to 20% of its net assets in foreign securities, only in countries the Manager considers stable and only in securities the Manager considers to be of high quality; and

     -    in MORTGAGE-BACKED and ASSET-BACKED securities

PORTFOLIO MANAGER CHANGES

Daniel Glickman and Victor Samoilovich, Managing Directors of New York Life Investment Management LLC, are replacing Tony Elavia and Joan Sabella as portfolio managers, primarily responsible for the day-to-day management of the MainStay Mid Cap Opportunity Fund effective November 1, 2006. This portfolio management change supersedes all prior supplements. The Prospectus is revised as follows:

1. In the section titled "Portfolio Managers" on page 35 of the Prospectus, the references to Tony Elavia and Joan Sabella are replaced by Daniel Glickman and Victor Samoilovich.

2. In the section titled "Portfolio Manager Biographies" on page 35 of the Prospectus, the biographies of Daniel Glickman and Victor Samoilovich are added, and the biographies of Tony Elavia and Joan Sabella are revised as follows:

     TONY ELAVIA Mr. Elavia is a Senior Managing Director of NYLIM, and also is Chief Investment Officer of NYLIM Equity Investors Group. Mr. Elavia has managed the Balanced and Income

     Manager Funds since March 2005. With respect to the Income Manager Fund, Mr. Elavia is responsible for overall management of the Fund including the asset allocation decisions. Prior to joining NYLIM in 2004, Mr. Elavia spent five years as a Managing Director and Senior Portfolio Manager of the Large Cap Growth team of Putnam Investments in Boston, Massachusetts. Mr. Elavia holds a Ph.D. and M.A. in Economics from the University of Houston and a M.S. and B.C. from the University of Baroda in Vadodara, India.

     DANIEL GLICKMAN Mr. Glickman has managed the Mid Cap Opportunity and Small Cap Opportunity Funds since November 2006, and has been a Managing Director of NYLIM since September 2006. Prior to joining NYLIM, he had been a portfolio manager at TIAA-CREF since 2001. Prior to joining TIAA-CREF, he was a senior researcher at State Street Global Advisors. Mr. Glickman received his M.B.A. from the University of Chicago, Graduate School of Business, his M.S. from Columbia University's School of Engineering and his B.S. from Massachusetts Institute of Technology.

     JOAN M. SABELLA Ms. Sabella has managed the Balanced Fund since its inception in 1989. She is a Managing Director of NYLIM where she has worked since December 2000. Previously she was with Towneley Capital Management, Inc. from 1978 to 2000. Ms. Sabella has been a member of the Financial Planning Association since 1995 and the Association for Investment Management Research (AIMR) since 2002. She holds a B.B.A. from Baruch College, is a Certified Financial Planner, and a Chartered Retirement Planning Counselor.

     VICTOR SAMOILOVICH Mr. Samoilovich has managed the Mid Cap Opportunity and Small Cap Opportunity Funds since November 2006, and has been a Managing Director of NYLIM since September 2006. Prior to joining NYLIM, he had been a portfolio manager at TIAA-CREF since 2000. Mr. Samoilovich is a graduate of Moscow State University in Russia.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                                                  MS16GBR3-10/06